united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22888

Wildermuth Endowment Strategy Fund

(Exact name of registrant as specified in charter)

11525 Park Woods Circle, Ste. 200, Alpharetta, GA 30005

(Address of principal executive offices) (Zip code)

Daniel Wildermuth, President

11525 Park Woods Circle, Ste. 200, Alpharetta, GA 30005

(Name and address of agent for service)

Registrant's telephone number, including area code: 678-222-1100

Date of fiscal year end: 12/31

Date of reporting period: 3/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Wildermuth Endowment Strategy Fund
Schedule of Investments (Unaudited)
March 31, 2015

Shares		Value
	COMMON STOCK - 15.9%
	APPAREL - 0.4%
267	Iconix Brand Group, Inc.	$ 8,990

	BANKS - 0.8%
109	Capital One Financial Corp.	8,591
148	JPMorgan Chase & Co.	8,966
		17,557
	BEVERAGES - 0.5%
83	Constellation Brands, Inc.	9,645

	BIOTECHNOLOGY - 0.9%
24	Biogen, Inc.	10,134
88	Celgene Corp.	10,145
		20,279
	BUILDING MATERIALS - 0.5%
112	Nortek, Inc.	9,884

	CHEMICALS - 0.4%
30	CF Industries Holdings, Inc.	8,510

	COMPUTERS - 1.0%
430	EMC Corp.	10,991
133	Synaptics, Inc.	10,814
		21,805
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
203	Encore Capital Group, Inc.	8,443
114	World Acceptance Corp.	8,313
		16,756
	ELECTRIC - 0.8%
158	Cleco Corp.	8,614
208	Public Service Enterprise Group, Inc.	8,719
		17,333
	ENVIRONMENTAL CONTROL - 0.4%
62	Stericycle, Inc.	8,707

	FOOD - 0.4%
250	Tyson Foods, Inc.	9,575

	HEALTHCARE-PRODUCTS - 0.5%
414	Exactech, Inc.	10,611

	HEALTHCARE-SERVICES - 0.5%
221	Ensign Group, Inc.	10,356

	INSURANCE - 0.8%
170	MetLife, Inc.	8,593
175	Primerica, Inc.	8,908
		17,501
	INTERNET - 0.5%
193	eBay, Inc.	11,132

	MACHINERY-DIVERSIFIED - 0.4%
50	Roper Industries, Inc.	8,600

	MEDIA - 0.5%
142	Scripps Networks Interactive, Inc.	9,736

Wildermuth Endowment Strategy Fund
Schedule of Investments (Unaudited) (Continued)
March 31, 2015

Shares		Value
	COMMON STOCK - 15.9% (Continued)
	OIL & GAS - 0.9%
151	ConocoPhillips	$ 9,401
249	Delek US Holdings, Inc.	9,898
		19,299
	OIL & GAS SERVICES - 0.9%
703	Gulfmark Offshore, Inc.	9,167
193	National Oilwell Varco, Inc.	9,648
		18,815
	PACKAGING & CONTAINERS - 0.4%
269	KapStone Paper and Packaging Corp.	8,834

	PHARMACEUTICALS - 0.4%
86	USANA Health Sciences, Inc.	9,556

	RETAIL - 0.9%
120	Asbury Automotive Group, Inc.	9,972
120	Target Corp.	9,848
		19,820
	SEMICONDUCTORS - 0.5%
221	Cabot Microelectronics Corp.	11,043

	SOFTWARE - 0.5%
138	Fiserv, Inc.	10,957

	TELECOMMUNICATIONS - 0.5%
382	ARRIS Group, Inc.	11,038

	TRUCKING & LEASING - 0.8%
26	AMERCO	8,590
151	Greenbrier Cos, Inc.	8,758
		17,348

	TOTAL COMMON STOCK (Cost - $341,949)	343,687

	EXCHANGE TRADED FUNDS - 38.8%
	ASSET ALLOCATION FUND - 1.0%
451	SPDR Barclays Convertible Securities ETF	21,540

	CLOSED-END FUND - 1.0%
1,727	PIMCO High Income Fund	21,553

	DEBT FUNDS - 4.0%
193	iShares Core U.S. Aggregate Bond ETF	21,506
192	iShares JP Morgan USD Emerging Markets Bond ETF	21,527
755	PowerShares Emerging Markets Sovereign Debt Portfolio	21,457
735	SPDR Barclays Short Term High Yield Bond ETF	21,462
		85,952
	EQUITY FUNDS - 32.8%
1,675	Guggenheim China Small Cap ETF	45,359
1,468	iShares MSCI Australia ETF	33,558
2,185	iShares MSCI Austria Capped ETF	34,457
1,099	iShares MSCI Chile Capped ETF	44,279
690	iShares MSCI EAFE Small-Cap ETF	34,134
1,235	iShares MSCI Frontier 100 ETF	36,729
1,140	iShares MSCI Germany ETF	34,018
1,570	iShares MSCI Hong Kong ETF	34,430

Wildermuth Endowment Strategy Fund
Schedule of Investments (Unaudited) (Continued)
March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 38.8% (Continued)
	EQUITY FUNDS - 32.8% (Continued)
1,285	iShares MSCI India ETF	$ 41,236
3,297	iShares MSCI Malaysia ETF	43,817
1,348	iShares MSCI Netherlands ETF	34,091
839	iShares MSCI New Zealand Capped ETF	33,610
878	iShares MSCI Philippines ETF	36,525
2,665	iShares MSCI Singapore ETF	34,112
1,021	iShares MSCI Sweden ETF	34,183
2,330	iShares MSCI Taiwan ETF	36,674
510	iShares MSCI Thailand Capped ETF	40,479
952	iShares MSCI Turkey ETF	44,173
888	iShares MSCI United Kingdom Small-Cap ETF	34,117
		709,981

	TOTAL EXCHANGE TRADED FUNDS (Cost - $834,698)	839,026

	LIMITED PARTNERSHIPS - 4.6%
2	GPB Automotive Portfolio LP	100,000
	TOTAL LIMITED PARTNERSHIPS (Cost - $100,000)

	PUBLIC NON-TRADED SECURITIES - 20.8%
	REAL ESTATE - 20.8%
8,049	Behringer Harvard Opportunity REIT I, Inc. + #	28,815
9,234	CNL Lifestyle Properties, Inc. + #	48,016
1,910	Cottonwood Residential, Inc. + #	25,002
33,109	Inland American Real Estate Trust, Inc. + #	132,437
21,600	KBS REIT III, Inc. + #	97,630
28,381	TIER REIT, Inc. + #	119,198
	TOTAL PUBLIC NON-TRADED SECURITIES (Cost - $326,842)	451,098

	SHORT-TERM INVESTMENTS - 24.8%
537,569	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $537,569)	537,569

	TOTAL INVESTMENTS - 104.9% (Cost - $2,141,058) (a)	$ 2,271,380
	OTHER ASSETS LESS LIABILITIES - (4.9) %	(106,690)
	NET ASSETS - 100.0%	$ 2,164,690

^ Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
+ Illiquid security. Total illiquid securities represent 20.8% of net assets as of March 31, 2015.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total of such securities is $451,098, or 20.8%, of net assets.
LP - Limited Partnership.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $2,141,058 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 142,875
	Unrealized depreciation:	(12,553)
	Net unrealized appreciation:	$ 130,322

Wildermuth Endowment Strategy Fund
Notes to Schedule of Investments (Unaudited)
March 31, 2015

The following is a summary of significant accounting policies followed by the Wildermuth Endowment Strategy Fund (the "Fund") and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Fund's investment adviser, Wildermuth Advisory, LLC (the "Adviser"), those securities will be valued at their fair market value as determined using the fair value procedures approved by the Fund's Board of Trustees (the "Board"). The Board has delegated day-to-day responsibility for determining the fair value of such securities to the Adviser, subject to the supervision and oversight of the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value ("NAV").

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Investment funds that are privately offered pooled investment vehicles and Non-Traded REITs (“Non-Traded Funds”) will be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Adviser, acting under the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Adviser will consider whether it is appropriate, in light of all relevant circumstance, to value the Fund’s investment at NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a premium or discount.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's assets and liabilities as of March 31, 2015:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 343,687	$ -	$ -	$ 343,687
Exchange Traded Funds	839,026	-	-	839,026
Limited Partnerships	-	-	100,000	100,000
Public Non-Traded Securities	-	-	451,098	451,098
Short-Term Investments	537,569	-	-	537,569
Total Assets	$ 1,720,282	$ -	$ 551,098	$ 2,271,380

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Limited	Public Non-Traded
	Partnership	REIT
Beginning Balance	$ -	$ -
Total realized gain/(loss)	-	-
Appreciation/(depreciation)	-	124,256
Cost of Purchases	100,000	326,842
Proceeds from Sales & Return of Capital	-	-
Accrued Interest	-	-
Net transfers in/out of Level 3	-	-
Ending Balance	$ 100,000	$ 451,098

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Strategy Fund

By

/s/ Daniel Wildermuth

Daniel Wildermuth, Trustee, Chairman of the Board, President and Chief Executive Officer

Date 05/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Daniel Wildermuth

Daniel Wildermuth, Trustee, Chairman of the Board, President and Chief Executive Officer

Date 05/29/15

By

/s/ Gerard Scarpati

Gerard Scarpati, Treasurer and Chief Financial Officer

Date 05/29/15